SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash at bank and term deposits are deposited in financial institutions

	As of December 31,
	2020	2021
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in EUR	754	322,563
—Denominated in RMB	35,981,659	81,007,725
—Denominated in GPB	—	938
—Denominated in USD	165,010,781	106,696,922

Total cash and cash equivalents balances held at mainland PRC financial institutions	200,993,194	188,028,148

Financial institutions in the United States
—Denominated in USD	5,727,377	2,186,796

Total cash balances held at United States financial institutions	5,727,377	2,186,796

Financial institutions in the Hong Kong S.A.R.
—Denominated in HKD	431,735	6,426,737
—Denominated in USD	18,963,059	10,815,999

Total cash balances held at Hong Kong S.A.R. financial institutions	19,394,794	17,242,736

Financial institutions in Indonesia
—Denominated in IDR	2,646	77,198
—Denominated in USD	468,408	591,480

Total cash balances held at Indonesia financial institutions	471,054	668,678

Total cash and cash equivalents balances held at financial institutions	226,586,419	208,126,358

Summary of reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	227,004,137	208,373,759
Restricted cash	168,469,077	223,971,197
Total cash, cash equivalents and restricted cash	395,473,214	432,344,956

Schedule of estimated useful lives of property and equipment

Building	50 years
Machinery and equipment	3 - 10 years
Furniture	3 - 5 years
Leasehold improvements	3 - 5 years
Office and electronic equipment	2 - 5 years
Motor vehicles	3 - 4 years

Schedule of operating lease right-of-use assets and total lease liabilities

	As of December 31,		As of January 1,
	2020	Effect of Adoption	2021
	RMB	RMB	RMB
Operating lease right-of-use assets	—	79,113,858	79,113,858
Land use rights, net	48,835,120	(48,835,120)	—
Operating lease liabilities—non-current	—	(20,691,389)	(20,691,389)
Accrued expenses and other current liabilities (excluding Operating lease liabilities—current)	(171,657,604)	1,030,310	(170,627,294)
Operating lease liabilities—current	—	(10,617,659)	(10,617,659)

Summary of changes in the contract liabilities (advances from customers and deferred revenue)

Contract liabilities as of January 1, 2020	40,755,042
Cash received in advance, excluding VAT	2,364,340,559
Revenue recognized from opening balance of contract liabilities	(38,584,009)
Revenue recognized from contract liabilities arising during 2020	(2,301,117,311)
Contract liabilities as of December 31, 2020	65,394,281
Cash received in advance, excluding VAT	3,426,755,022
Revenue recognized from opening balance of contract liabilities	(61,217,823)
Revenue recognized from contract liabilities arising during 2021	(3,370,213,054)
Contract liabilities as of December 31, 2021	60,718,426

Schedule of concentration of customers and suppliers

	For the Year Ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	%
Supplier A	225,527,597	15%	*	*	*	*
Supplier B	173,723,118	11%	*	*	*	*
Supplier C	*	*	*	*	298,264,146	12%

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2020		2021
	RMB	%	RMB	%
Customer Y	30,309,591	30%	117,742,621	44%

Customers accounting for 10% or more of advances from customers are as follows:

	As of December 31,
	2020		2021
	RMB	%	RMB	%
Customer Z	20,876,460	52%	*	*

No suppliers individually represent greater than 10% of accounts payable of the Group as of December 31, 2020 and 2021.

*	The amount was less than 10% of total balance.